CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Condensed financial statement of parent company
Interest income	$ 19,317,728	$ 19,821,533
Interest expense	(2,516,422)	(3,315,754)
Income tax benefit	(1,360,598)	(1,386,008)
Net income	3,826,192	3,356,061
Comprehensive income	5,716,011	467,462
First Clover Leaf Financial Corp.
Condensed financial statement of parent company
Dividends from subsidiary	2,000,000	5,600,000
Interest income	2,614	6,022
Interest expense	(86,901)	(88,286)
Other income	51,205
Other expenses	(524,678)	(751,605)
Income before income tax benefit and equity in undistributed net income of subsidiary	1,442,240	4,766,131
Income tax benefit	223,200	333,600
Income before equity in undistributed net income of subsidiary	1,665,440	5,099,731
Equity in undistributed (distributions in excess of) net income of subsidiary	2,160,752	(1,743,670)
Net income	3,826,192	3,356,061
Comprehensive income	$ 5,716,011	$ 467,462